Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Diluted net loss per share	$ 0.00	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.14)
Weighted average number of ordinary shares used in computing diluted net loss per share	815,746,293	500,010,114	553,079,638	358,411,297	85,909,859